                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-1485

Exact name of registrant as
specified in charter:                        Delaware Group Equity Funds III

Address of principal executive offices:      2005 Market Street
                                             Philadelphia, PA 19103

Name and address of agent for service:       Richelle S. Maestro, Esq.
                                             2005 Market Street
                                             Philadelphia, PA 19103

Registrant's telephone number,
including area code:                         (800) 523-1918

Date of fiscal year end:                     June 30

Date of reporting period:                    September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE AMERICAN SERVICES FUND

September 30, 2004

                                                                      NUMBER OF       MARKET
                                                                      SHARES          VALUE
                                                                      -------------   -------------
COMMON STOCK- 95.57%
Banking & Finance - 19.31%
+Affiliated Managers Group                                                    6,000   $     321,240
American Express                                                             17,000         874,820
Bank of New York                                                             20,000         583,400
Capital One Financial                                                        22,000       1,625,800
+CapitalSource                                                               68,600       1,532,524
CIT Group                                                                    25,000         934,750
Cullen/Frost Bankers                                                         29,300       1,361,571
+E*TRADE Financial                                                          100,000       1,142,000
Eaton Vance                                                                  34,100       1,377,299
+First Cash Financial                                                        36,300         727,089
Greenhill                                                                     2,300          54,280
Lehman Brothers Holdings                                                     10,000         797,200
Merrill Lynch                                                                20,000         994,400
Morgan Stanley                                                               17,000         838,100
National Financial Partners                                                  38,800       1,388,264
+Silicon Valley Bancshares                                                   20,000         743,400
Sovereign Bancorp                                                            31,400         685,148
West Corp                                                                    35,000       1,488,200
                                                                                      -------------
                                                                                         17,469,485
                                                                                      -------------
Business Services - 17.16%
+Accenture                                                                   50,000       1,352,500
Cendant                                                                      50,000       1,080,000
+Charles River Associates                                                    45,000       1,723,050
+Corillian                                                                  300,000       1,383,000
+Educate                                                                     79,500         937,305
+Fisher Scientific International                                             24,700       1,440,751
+Getty Images                                                                26,700       1,476,510
+Integrated Alarm Services                                                  133,900         550,329
Manpower                                                                     21,100         938,739
+Monster Worldwide                                                           74,900       1,845,536
Robert Half International                                                    46,600       1,200,882
+United Rentals                                                             100,000       1,589,000
                                                                                      -------------
                                                                                         15,517,602
                                                                                      -------------
Cable, Media & Publishing - 2.83%
+iVillage                                                                   170,300       1,021,800
+Playboy Enterprises                                                        120,000       1,204,800
News Corporation Limited                                                     10,000         328,700
                                                                                      -------------
                                                                                          2,555,300
                                                                                      -------------
Computers & Technology - 7.84%
+Ask Jeeves                                                                  30,000         981,300
Certegy                                                                      30,000       1,116,300
+Cognizant Technology Solutions                                              30,000         915,300
+Dun & Bradstreet                                                            10,000         587,000
Henry (Jack) & Associates                                                    66,600       1,250,082
+Lexmark International Class A                                               10,000         840,100
+Softbrands                                                                     183             205
+Transaction Systems Architects Class A                                      75,000       1,393,875
                                                                                      -------------
                                                                                          7,084,162
                                                                                      -------------
Consumer Products - 1.70%
Tyco International                                                           50,000       1,533,000
                                                                                      -------------
                                                                                          1,533,000
                                                                                      -------------
Electronics & Electrical Equipment - 4.70%
Emerson Electric                                                             14,000         866,460
General Electric                                                             68,000       2,283,440
+Mettler-Toledo International                                                23,300       1,100,226
                                                                                      -------------
                                                                                          4,250,126
                                                                                      -------------

Food, Beverage & Tobacco - 2.12%
Kellogg                                                                      45,000       1,919,700
                                                                                      -------------
                                                                                          1,919,700
                                                                                      -------------
Industrial Machinery - 2.21%
ITT Industries                                                               25,000       1,999,750
                                                                                      -------------
                                                                                          1,999,750
                                                                                      -------------
Insurance - 6.57%
AMBAC Financial Group                                                         5,000         399,750
+AmeriTrade Holding                                                         140,000       1,681,400
Hartford Financial Services                                                   3,000         185,790
Hub International                                                            60,000       1,084,800
Old Republic International                                                   10,000         250,300
PartnerRe                                                                    30,000       1,640,700
Prudential Financial                                                          5,000         235,200
Radian Group                                                                 10,000         462,300
                                                                                      -------------
                                                                                          5,940,240
                                                                                      -------------
Leisure, Lodging & Entertainment - 4.55%
+Kerzner International                                                       22,500         989,325
Royal Caribbean Cruises                                                      39,300       1,713,480
Starwood Hotels & Resorts Worldwide                                          30,400       1,411,168
                                                                                      -------------
                                                                                          4,113,973
                                                                                      -------------
REITs - 4.24%
American Financial Realty Trust                                              94,200       1,329,162
Capital Automotive                                                           25,000         781,750
Host Marriott                                                                35,400         496,662
Macerich                                                                     20,000       1,065,800
Simon Property Group                                                          3,000         160,890
                                                                                      -------------
                                                                                          3,834,264
                                                                                      -------------
Retail - 17.08%
+America's Car-Mart                                                          35,900       1,211,625
American Eagle Outfitters                                                    36,800       1,356,080
Best Buy                                                                     20,500       1,111,920
+Cost Plus                                                                   23,100         817,278
+Guitar Center                                                               28,000       1,212,400
+Hibbett Sporting Goods                                                      55,500       1,137,195
Michaels Stores                                                              21,000       1,243,410
MSC Industrial Direct Class A                                                22,000         749,760
Nordstrom                                                                    32,600       1,246,624
PETsMART                                                                     57,900       1,643,781
+Urban Outfitters                                                            69,200       2,380,480
+Williams-Sonoma                                                             35,400       1,329,270
                                                                                      -------------
                                                                                         15,439,823
                                                                                      -------------
Textiles, Apparel & Furniture - 2.37%
+Carter Holdings                                                             42,300       1,171,287
+Coach                                                                       22,800         967,176
                                                                                      -------------
                                                                                          2,138,463
                                                                                      -------------
Transportation & Shipping - 2.89%
+Knight Transportation                                                       58,000       1,242,360
+Sirva                                                                       60,000       1,374,000
                                                                                      -------------
                                                                                          2,616,360
                                                                                      -------------
TOTAL COMMON STOCK (COST $78,811,250)                                                    86,412,248
                                                                                      -------------

                                                                      PRINCIPAL
                                                                      AMOUNT
                                                                      -------------
REPURCHASE AGREEMENTS- 3.86%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $1,845,086
 collateralized by $1,582,000 U.S. Treasury
 Bills due 2/24/05, market value $1,570,533 and $314,000
 U.S. Treasury Bills due 3/17/05, market
 value $311,540)                                                      $   1,845,000       1,845,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $1,647,076
 collateralized by $358,000 U.S. Treasury Notes 5.875% due 11/15/05, market value $380,142, $511,000 U.S. Treasury

 Notes 1.875% due 1/31/06, market value $509,010, and
 $716,000 U.S. Treasury Notes 5.625% due 5/15/08,
 market value $793,516)                                                   1,647,000       1,647,000
                                                                                      -------------

TOTAL REPURCHASE AGREEMENTS (COST $3,492,000)                                             3,492,000
                                                                                      -------------

TOTAL MARKET VALUE OF SECURITIES - 99.43%
 (cost $82,303,250)                                                                      89,904,248

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.57%                         518,913
                                                                                      -------------

NET ASSETS APPLICABLE TO 6,675,339 SHARES OUTSTANDING - 100.00%                       $  90,423,161
                                                                                      -------------

+Non-income producing security for the period ended September 30, 2004.

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and unrealized appreciation (depreciation) for the series for federal income tax purposes were as follows:

Aggregated Cost of Investment          $  82,485,062
                                       -------------
Aggregated Unrealized Appreciation         8,543,486
Aggregated Unrealized Depreciation        (1,124,300)
                                       -------------
Net Unrealized Appreciation            $   7,419,186
                                       -------------

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE SMALL CAP GROWTH FUND

September 30, 2004

                                                                      NUMBER OF       MARKET
                                                                      SHARES          VALUE
                                                                      -------------   -------------
COMMON STOCK- 93.48%
BANKING, FINANCE & INSURANCE - 13.76%
Bank of the Ozarks                                                            3,600   $     107,028
Brookline Bancorp                                                            22,100         346,307
+CapitalSource                                                               39,000         871,260
Delphi Financial Group Class A                                               18,900         759,213
Downey Financial                                                             17,200         945,312
Glacier Bancorp                                                               4,800         139,968
Greenhill                                                                       900          21,240
Hub International Limited                                                     9,600         173,568
+Silicon Valley Bancshares                                                   16,800         624,456
West Corp                                                                    23,500         999,220
                                                                                      -------------
                                                                                          4,987,572
                                                                                      -------------
BASIC INDUSTRY/CAPITAL GOODS - 3.34%
Engineered Support Systems                                                   10,600         483,784
+Rofin-Sinar Technologies                                                    12,000         352,560
+Varian                                                                       9,900         374,913
                                                                                      -------------
                                                                                          1,211,257
                                                                                      -------------
BUSINESS SERVICES - 10.06%
+Advisory Board                                                              24,900         836,640
+Charles River Associates                                                    16,800         643,272
+Corillian                                                                  111,600         514,476
Gevity                                                                       17,700         272,226
+iPayment Holdings                                                           13,300         534,128
+iVillage                                                                    68,000         408,000
+Navigant Consulting                                                          8,100         177,876
+Portfolio Recovery Associates                                                8,800         258,632
                                                                                      -------------
                                                                                          3,645,250
                                                                                      -------------
COMPUTERS & TECHNOLOGY - 0.50%
+Transaction Systems Architects Class A                                       9,700         180,275
                                                                                      -------------
                                                                                            180,275
                                                                                      -------------
CONSUMER NON-DURABLES - 14.18%
+America's Car-Mart                                                           9,400         317,250
+Carter's                                                                     3,200          88,608
+Coach                                                                       20,700         878,094
+Cost Plus                                                                   10,800         382,104
+Guitar Center                                                               13,000         562,900
+Hibbett Sporting Goods                                                      31,225         639,800
+PC Mall                                                                     15,000         229,350
+Tractor Supply                                                               9,800         308,112
+Urban Outfitters                                                            50,400       1,733,760
                                                                                      -------------
                                                                                          5,139,978
                                                                                      -------------
CONSUMER SERVICES - 11.55%
+ASK Jeeves                                                                  16,800         549,528
+Cheesecake Factory                                                          12,600         546,840
+First Cash Financial Services                                               26,250         525,788
Four Seasons Hotels                                                           6,800         435,880
+Lin TV Class A                                                              34,900         679,851
+Mediacom Communications                                                     64,700         422,491
+Rare Hospitality International                                              17,550         467,708
+Sonic                                                                       21,750         557,453
                                                                                      -------------
                                                                                          4,185,539
                                                                                      -------------
HEALTHCARE & PHARMACEUTICALS - 23.29%
+Align Technology                                                            43,500         664,680
+Conceptus                                                                   21,700         201,159
+CV Theraputics                                                              46,200         577,500
+Digene                                                                      15,200         394,592
+Dyax                                                                        44,600         340,744
+Immucor                                                                     32,250         798,188
+Isolagen                                                                    43,000         406,350

Medicis Pharmaceutical Class A                                               15,500         605,120
+MGI Pharma                                                                  20,500         547,145
+Nektar Therapeutics                                                         62,700         907,895
+North American Scientific                                                   44,700         227,970
+Pain Therapeutics                                                           55,100         396,169
+Pozen                                                                       35,700         312,018
+Protein Design Labs                                                         44,600         873,268
+Rigel Pharmaceuticals                                                        7,300         184,690
+Transkaryotic Therapies                                                     23,700         420,201
+United Therapeutics                                                         16,600         579,838
                                                                                      -------------
                                                                                          8,437,527
                                                                                      -------------
REITS - 0.87%
RAIT Investment Trust                                                        11,500         314,525
                                                                                      -------------
                                                                                            314,525
                                                                                      -------------
TECHNOLOGY - 14.48%
+Agile Software                                                              53,000         420,290
+Akamai Technologies                                                         32,300         453,815
+Cymer                                                                       15,800         452,828
+Interwoven                                                                  23,700         171,588
+Manhattan Associates                                                        20,400         498,168
+Matrixone                                                                   86,000         435,160
+Netegrity                                                                   48,200         361,982
+O2Micro International                                                       55,600         597,144
+Power Integrations                                                          20,900         426,987
+Skyworks Solutions                                                          79,100         751,449
+SupportSoft                                                                 24,000         233,760
+Tessera Technologies                                                        20,100         444,210
                                                                                      -------------
                                                                                          5,247,381
                                                                                      -------------
TRANSPORTATION & SHIPPING - 1.45%
+Knight Transportation                                                       24,475         524,255
                                                                                      -------------
                                                                                            524,255
                                                                                      -------------
TOTAL COMMON STOCK (COST $30,336,795)                                                    33,873,559
                                                                                      -------------

                                                                      PRINCIPAL
                                                                      AMOUNT
                                                                      -------------
FEDERAL AGENCY (DISCOUNT NOTES) - 6.81%
Fannie Mae 1.73% 10/20/04                                             $   2,470,000       2,467,745
                                                                                      -------------
TOTAL FEDERAL AGENCY (DISCOUNT NOTES)  (COST $2,467,745)                                  2,467,745
                                                                                      -------------

TOTAL MARKET VALUE OF SECURITIES - 100.29%
 (cost $32,804,540)                                                                      36,341,304

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.29%)                      (104,858)
                                                                                      -------------

NET ASSETS APPLICABLE TO 3,528,412 SHARES OUTSTANDING - 100.00%                       $  36,236,446
                                                                                      -------------

----------
+Non-Income producing security for the period ending September 30, 2004.

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Small Cap Growth Fund ("the Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchange among dealers, or news events.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually and will distribute net capital gains, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments          $  32,882,269
                                       -------------
Aggregate unrealized appreciation          5,441,849
Aggregate unrealized depreciation         (1,982,814)
                                       -------------
Net unrealized appreciation            $   3,459,035
                                       -------------

3. CREDIT AND MARKET RISK - The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE TREND FUND

September 30, 2004

                                                                      NUMBER OF          MARKET
                                                                      SHARES             VALUE
                                                                      ----------------   ----------------
COMMON STOCK- 98.89%
Banking & Finance - 9.03%
*+CapitalSource                                                                463,700   $     10,359,058
City National                                                                  401,700         26,090,415
Cullen/Frost Bankers                                                           725,900         33,732,573
*Downey Financial                                                              379,100         20,835,336
*First Niagara Financial Group                                                 625,279          8,366,233
Sovereign Bancorp                                                              592,700         12,932,714
Webster Financial                                                              361,900         17,874,241
Westcorp                                                                       199,100          8,465,732
                                                                                         ----------------
                                                                                              138,656,302
                                                                                         ----------------
Basic Industry/Capital Goods - 4.87%
+Mettler-Toledo International                                                  678,300         32,029,326
*MSC Industrial Direct Class A                                                 895,700         30,525,456
*+Paxar                                                                        538,700         12,217,716
                                                                                         ----------------
                                                                                               74,772,498
                                                                                         ----------------
Business Services - 11.56%
*+Advisory Board                                                               845,500         28,408,800
*+Bright Horizons Family Solutions                                             404,000         21,933,160
+Digital Insight                                                               523,200          7,131,216
*+Fisher Scientific International                                              705,900         41,175,147
+Monster Worldwide                                                           1,098,700         27,071,968
*+Resources Connection                                                         558,700         21,107,686
+Sirva                                                                         928,000         21,251,200
+Standard Parking                                                              343,500          4,434,585
*+United Rentals                                                               314,800          5,002,172
                                                                                         ----------------
                                                                                              177,515,934
                                                                                         ----------------
Consumer Durables - 1.79%
*Gentex                                                                        781,900         27,468,147
                                                                                         ----------------
                                                                                               27,468,147
                                                                                         ----------------
Consumer Non-Durables - 10.14%
*+Carter's                                                                     713,900         19,767,891
+Coach                                                                       1,264,500         53,640,090
*+Conn's                                                                       251,500          3,515,970
*+Cost Plus                                                                    807,375         28,564,928
*+Peet's Coffee & Tea                                                          411,300          9,620,307
PETsMART                                                                     1,429,500         40,583,505
                                                                                         ----------------
                                                                                              155,692,691
                                                                                         ----------------
Consumer Services - 17.10%
*+Ask Jeeves                                                                   767,600         25,108,196
*Cash America International                                                    937,900         22,941,034
*+Cheesecake Factory                                                           673,350         29,223,390
*Four Seasons Hotels                                                           441,400         28,293,740
*+Getty Images                                                                 580,500         32,101,650
*Gray Television Class B                                                       668,000          7,949,200
*+Kerzner International                                                        275,900         12,131,323
+LIN TV Class A                                                              1,119,400         21,805,912
*+Mediacom Communications                                                    1,591,200         10,390,536
*+Sonic                                                                        939,950         24,090,919
*+West                                                                         632,000         18,410,160
*+Wynn Resorts                                                                 582,900         30,130,101
                                                                                         ----------------
                                                                                              262,576,161
                                                                                         ----------------
Healthcare & Pharmaceuticals - 20.43%
*+Abgenix                                                                      571,900          5,638,934
*+Align Technology                                                             932,800         14,253,184
*+Amylin Pharmaceuticals                                                     1,056,700         21,683,484
*+AtheroGenics                                                                 156,800          5,166,560

+Conceptus Restricted                                                          840,700          7,793,289
*+Coventry Health Care                                                         212,950         11,365,142
*+CTI Molecular Imaging                                                      1,096,000          8,844,720
*+Dendreon                                                                   1,095,500          9,213,155
*+Digene                                                                       676,500         17,561,940
*+Exelixis                                                                   1,231,500          9,925,890
+Inamed                                                                        197,200          9,400,524
*+Inspire Pharmaceuticals                                                      982,700         15,457,871
*+Martek Biosciences                                                           218,000         10,603,520
*Medicis Pharmaceutical Class A                                                576,100         22,490,944
*+MGI Pharma                                                                   795,500         21,231,895
*+Nektar Therapeutics                                                        1,900,200         27,514,896
+Neurocrine Biosciences                                                        263,800         12,440,808
*+Protein Design Labs                                                        2,002,700         39,212,865
*+Telik                                                                        773,500         17,249,050
*+United Therapeutics                                                          768,200         26,833,226
                                                                                         ----------------
                                                                                              313,881,897
                                                                                         ----------------
Insurance - 3.95%
*Delphi Financial Group Class A                                                216,000          8,676,720
IPC Holdings                                                                   338,700         12,873,987
PartnerRe                                                                      714,200         39,059,598
                                                                                         ----------------
                                                                                               60,610,305
                                                                                         ----------------
Technology - 16.69%
*+Akamai Technologies                                                        1,180,500         16,586,025
*+AMIS Holdings                                                                875,300         11,834,056
*+CheckFree                                                                    632,000         17,487,440
*+Cymer                                                                        854,200         24,481,372
+Foundry Networks                                                              837,800          7,950,722
*Henry (Jack) & Associates                                                   1,318,900         24,755,753
*+Integrated Circuit Systems                                                   797,700         17,150,550
*+Micrel                                                                     1,465,200         15,252,732
+Navteq                                                                        527,400         18,796,536
*+Opsware                                                                    1,978,500         11,099,385
*+PalmOne                                                                      742,600         22,604,744
*+Power Integrations                                                           736,600         15,048,738
*+Skyworks Solutions                                                         3,311,600         31,460,200
*+Take-Two Interactive Software                                                253,400          8,324,190
*+Tekelec                                                                      809,900         13,509,132
                                                                                         ----------------
                                                                                              256,341,575
                                                                                         ----------------
Transportation - 3.33%
Hunt (J.B.) Transportation Services                                            765,200         28,419,528
*UTI Worldwide                                                                 385,900         22,694,779
                                                                                         ----------------
                                                                                               51,114,307
                                                                                         ----------------
TOTAL COMMON STOCK (COST $1,152,205,507)                                                    1,518,629,817
                                                                                         ----------------

                                                                      PRINCIPAL
                                                                      AMOUNT
                                                                      ----------------
REPURCHASE AGREEMENTS- 0.95%
With BNP Paribas 1.70% 10/1/04
 (dated 9/30/04, to be repurchased at $7,746,366
 collateralized by $6,644,000 U.S. Treasury
 Bills due 2/24/05, market value $6,593,812 and $1,320,000
 U.S. Treasury Bills due 3/17/05, market value $1,307,985)            $      7,746,000   $      7,746,000

With UBS Warburg 1.68% 10/1/04
 (dated 9/30/04, to be repurchased at $6,915,323
 collateralized by $1,503,000 U.S. Treasury Notes 5.875%
 due 11/15/05, market value $1,596,011, $2,144,000 U.S. Treasury
 Notes 1.875% due 1/31/06, market value $2,137,055, and $3,006,000
 U.S. Treasury Notes 5.625% due 5/15/08, market value $3,331,540)            6,915,000          6,915,000
                                                                                         ----------------
TOTAL REPURCHASE AGREEMENTS (COST $14,661,000)                                                 14,661,000
                                                                                         ----------------

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING
 COLLATERAL - 99.50% (cost $1,166,866,507)                                                  1,533,290,817

SECURITIES LENDING COLLATERAL** - 23.14%
Abbey National New York 1.19% 10/15/04                                       6,673,765           6,60,617
Allied Irish Dublin 1.80% 11/10/04                                          14,096,205         14,096,221
Bank of America 1.65% 10/29/04                                              14,097,012         14,096,221

Barclays London 1.92% 1/31/05                                                2,819,792          2,819,244
CDC IXIS 1.49% 11/12/04                                                     11,279,545         11,276,977
Corporate Asset Funding 1.75% 11/8/04                                        9,859,500          9,840,973
Credit Swiss First Boston LLC 1.89% 10/1/04                                 28,192,442         28,192,442
Credit Swiss First Boston NY 1.60% 12/13/04                                 11,281,533         11,276,977
Deutsche Bank Financial 1.95% 2/22/05                                        2,818,024          2,820,680
Fortis Bank London 1.80% 11/10/04                                           12,686,585         12,686,599
General Electric Capital
  1.59% 10/25/04                                                             4,794,669          4,795,930
  1.93% 2/3/05                                                               4,228,075          4,232,812
  1.94% 10/4/04                                                              4,230,189          4,230,872
Goldman Sachs Group LP
  1.80% 12/21/04                                                             6,485,417          6,484,262
  2.06% 12/8/04                                                              6,625,224          6,625,224
Harris Trust and Savings NASS 1.77% 10/18/04                                 8,457,743          8,457,733
HBOS Treasury Services PLC 1.62% 10/29/04                                   14,097,210         14,096,221
Merrill Lynch Mortgage Capital 1.98% 10/12/04                               11,276,977         11,276,977
Morgan Stanley
  1.88% 10/31/05                                                             2,814,652          2,819,244
  1.96% 3/10/05                                                             11,280,240         11,276,977
Pfizer Inc 1.75% 10/31/05                                                   13,532,372         13,532,372
Proctor and Gamble 1.83% 10/31/05                                           14,099,288         14,096,221
Rabobank 1.90% 3/2/05                                                       14,096,403         14,094,457
Royal Bank of Canada 1.80% 6/27/05                                          14,098,715         14,093,075
Societe Generale
  1.73% 6/14/05                                                              7,073,855          7,071,747
  1.96% 12/8/04                                                             11,276,012         11,276,271
UBS Securities LLC 1.88% 10/1/04                                            53,643,916         53,643,916
Union Bank of Switzerland 1.13% 12/20/04                                    14,113,709         14,096,221
Wachovia Bank N.A. 1.94% 11/15/04                                           11,277,328         11,279,402
Wells Fargo Bank 1.73% 10/31/05                                             14,094,688         14,096,221
                                                                                         ----------------
TOTAL SECURITIES LENDING COLLATERAL (cost $355,373,103)                                       355,373,103
                                                                                         ----------------

TOTAL MARKET VALUE OF SECURITIES - 122.64%
 (cost $1,522,239,610)                                                                      1,888,663,920#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (23.14%)                              (355,373,103)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.50%                             2,456,987
                                                                                         ----------------
NET ASSETS APPLICABLE TO 81,879,182 SHARES OUTSTANDING - 100.00%                         $  1,535,747,804
                                                                                         ----------------

----------
*Fully or partially on loan.
**See Note #4 in "Notes."
+Non-income producing security for the period ended September 30, 2004. #Includes $348,766,793 of securities loaned.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware Trend Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At September 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments          $ 1,172,007,687
                                       ---------------
Aggregate unrealized appreciation          445,417,394
Aggregate unrealized depreciation          (84,134,264)
                                       ---------------
Net unrealized appreciation            $   361,283,130
                                       ---------------

For federal income tax purposes, at June 30, 2004, capital loss carryforwards of $209,812,331 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

Year of expiration                   Amount
------------------               --------------
       2010                      $  114,080,594
       2011                          95,731,737

3. CREDIT AND MARKET RISK
The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.
     The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

4. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At September 30, 2004, the market value of securities on loan was $348,766,793, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

ITEM 2.  CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Equity Funds
        III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04

                                  CERTIFICATION

I, Joseph H. Hastings, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Equity Funds
        III;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS III


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  11/29/04


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  11/29/04